STOCKHOLDERS' EQUITY (Details) - shares	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Shares authorized for issuance under share-based plans (in shares)	10,000,000
Share-based compensation, options outstanding (in shares)		32,000	32,000
Restricted stock and restricted stock units outstanding (in shares)		0
Shares available for grant (in shares)	343,067
2007 Stock Incentive Plan [Member]
Shares authorized for issuance under share-based plans (in shares)	10,000,000
Share-based compensation, options outstanding (in shares)
Restricted stock and restricted stock units outstanding (in shares)
Shares available for grant (in shares)	343,067